Property and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 18,665	¥ 126,643	¥ 67,255